COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) item	Dec. 31, 2022 USD ($) item
COMMITMENTS AND CONTINGENT LIABILITIES
Number of bank guarantees issued | item	1	1
Secured amount of bank guarantee	$ 55	$ 56
Long-term investment pledged by israeli subsidiary	$ 255	$ 55